Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (1,919,485)	$ (630,757)	$ (938,233)	$ (1,277,494)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	720	365	455	308
Stock-based compensation	1,060,245
Stock granted for consulting services	70,000
Common stock issued as interest on bridge note	949
Changes in assets and liabilities:
Decrease (Increase) in accounts receivable	1,344	(2,775)	52,636	8,662
Decrease (Increase) in inventory	217,435	36,032	20,347	(93,055)
Increase in security deposit	(6,560)
Decrease (Increase) in prepaid expenses	(104,899)	10,339	10,542	46,661
Increase in deferred rent	6,100
Increase (Decrease) in accounts payable and accrued expenses	(180,747)	155,574	154,361	59,126
Net cash used in operating activities	(854,898)	(431,222)	(699,892)	(1,255,792)
Cash flows from investing activities
Purchases of property and equipment	(3,861)			(668)
Cash flows from financing activities
Proceeds from (repayments of) borrowings / credit line		198,000	(188,001)	46,922
Proceeds from mandatory convertible debt		135,000	385,000
Costs related to borrowings			(7,500)
Proceeds from (repayments of) note payable	(50,000)	(103,001)	50,000
Proceeds from private placements	1,270,000	170,000	170,000	1,100,000
Costs of private placements	(180,989)
Purchase of treasury stock	(434)
Increase (Decrease) in due to officers/stockholders	(64,689)	(28,000)	237,192
Net cash provided by financing activities	973,888	371,999	646,691	1,146,922
Net increase (decrease) in cash and cash equivalents	115,129	(59,223)	(53,201)	(109,538)
Cash and cash equivalents, beginning of period	6,452	59,653	59,653	169,191
Cash and cash equivalents, end of period	121,581	430	6,452	59,653
Supplemental cash flow disclosures:
Interest paid		5,491	9,083	8,627
State minimum taxes and franchise fees paid	$ 658	$ 6,049	$ 3,153	$ 3,406
Non cash Transactions:
Stock issued for Series B Convertible Preferred Stock	1,060,245